Net premiums earned	12 Months Ended
Dec. 31, 2022
Insurance service result [abstract]
Net premiums earned
22.	Net premiums earned
This caption is comprised of the following:

	Premiums assumed			Adjustment of technical reserves			Gross premiums (*)			Premiums ceded to reinsurers			Net premiums earned
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities (**)	478,159	614,899	248,025	(254,567)	(291,076)	(56,021)	223,592	323,823	192,004	—	—	—	223,592	323,823	192,004
Group life	182,944	136,743	138,360	(364)	(2,189)	281	182,580	134,554	138,641	(6,861)	(4,779)	(4,890)	175,719	129,775	133,751
Individual life	224,862	182,032	139,105	(58,204)	(76,339)	(61,978)	166,658	105,693	77,127	(6,614)	(5,494)	(4,592)	160,044	100,199	72,535
Retirement (disability and survival) (***)	8,650	8,418	9,347	(19,734)	(9,661)	11,912	(11,084)	(1,243)	21,259	(422)	(534)	(527)	(11,506)	(1,777)	20,732
Others	2	2	3	(22)	(13,595)	2,085	(20)	(13,593)	2,088	—	—	—	(20)	(13,593)	2,088

Total life insurance	894,617	942,094	534,840	(332,891)	(392,860)	(103,721)	561,726	549,234	431,119	(13,897)	(10,807)	(10,009)	547,829	538,427	421,110
Total general insurance	132,649	109,303	91,092	(12,239)	(2,405)	2,930	120,410	106,898	94,022	(42)	(58)	(151)	120,368	106,840	93,871

Total general	1,027,266	1,051,397	625,932	(345,130)	(395,265)	(100,791)	682,136	656,132	525,141	(13,939)	(10,865)	(10,160)	668,197	645,267	514,981

(*)	It includes the annual variation of technical reserves and unearned premiums.
(**)	The variation of the adjustment of technical reserves is due mainly to aging over time; see Note 14(b).
(***)
In April 2016, the Congress of the Republic of Peru approved the amendment of the Private Pension System Act, through which the affiliates of the Pension Fund Administrators (AFPs) who turn 65 and retire, can choose, among other existing retirement modalities, the return of 95.5 percent of the total fund available from their Individual Capitalization Account (“CIC”, by its Spanish acronym). During 2017, to offset the contraction of retirement income because of the aforementioned amendment to the SPP Act, Interseguro launched the products “Renta Particular Plus” and “Renta Particular Plus – Vitalicio”. During the years 2022 and 2021, premiums collected for “Renta Particular Plus – Vitalicio” amounted to
S/19,123,000 and S/57,479,000, respectively, and for “Renta Particular Plus” amounted to S/160,439,000 and S/219,347,000, respectively. As of December 31, 2022, retirement premiums amounted to S/2,220,000 (in 2021 and 2020 retirement premiums amounted to S/3,713,000 and S/1,750,000, respectively). The liability related to “Renta Particular Plus – Vitalicio“ is presented in the caption “Insurance contracts liabilities” of the consolidated statement of financial position considering that it contains an important component of insurance; and the liability of the “Renta Particular Plus” is presented in the caption “Other accounts payable, provisions and other liabilities” of the consolidated statement of financial position considering that it does not contain an important insurance component.